Revenue Recognition	3 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition	Revenue RecognitionThe Company receives payment at the inception of the contract for separately priced extended service warranties, and revenue is deferred and recognized on a straight-line basis over the life of the contracts. Remaining performance obligations for extended service warranties represent the transaction price for the remaining stand-
ready obligation to perform warranty services. A summary of estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially unsatisfied as of March 31, 2021, follows:

(in millions)	Remainder of 2021	2022	2023	2024	2025	2026	Thereafter
Extended service warranties	$17.5	$22.1	$20.9	$19.9	$19.0	$18.0	$143.5
The Company has applied the practical expedient to not disclose information about remaining performance obligations that have original expected durations of one year or less.
Contract Balances
Contract liabilities relate to payments received in advance of performance under a contract, primarily related to extended service warranties in the CCM segment, systems contracts in the CFT segment and highly customized product contracts in the CIT segment. Contract liabilities are recognized as revenue as (or when) the Company performs under the contract. A summary of the change in contract liabilities for the three months ended March 31, follows:

(in millions)	2021	2020
Balance as of January 1	$268.3	$247.4
Revenue recognized	(15.2)	(13.3)
Revenue deferred	17.9	20.1
Balance as of March 31	$271.0	$254.2
Contract assets relate to the Company's right to payment for performance completed to date under a contract, primarily related to highly customized product contracts within the CIT and CFT segments. Accounts receivable are recorded when the right to payment becomes unconditional, which generally occurs over twelve months or less. A summary of the change in contract assets for the three months ended March 31, follows:

(in millions)	2021	2020
Balance as of January 1	$84.5	$100.5
Balance as of March 31	77.1	103.6
Change in contract assets	$(7.4)	$3.1
Revenues by End-Market
A summary of revenues disaggregated by major end-market industries and reconciliation of disaggregated revenue by segment follows:

	Three Months Ended March 31, 2021
(in millions)	CCM	CIT	CFT	Total
General construction	$674.1	$—	$—	$674.1
Aerospace	—	65.9	—	65.9
Medical	—	55.2	—	55.2
Transportation	—	—	33.8	33.8
Heavy equipment	20.3	—	—	20.3
General industrial and other	24.9	34.7	32.0	91.6
Total revenues	$719.3	$155.8	$65.8	$940.9

	Three Months Ended March 31, 2020
(in millions)	CCM	CIT	CFT	Total
General construction	$635.8	$—	$—	$635.8
Aerospace	—	136.7	—	136.7
Medical	—	48.2	—	48.2
Transportation	—	—	35.3	35.3
Heavy equipment	21.5	—	—	21.5
General industrial and other	19.1	39.6	23.0	81.7
Total revenues	$676.4	$224.5	$58.3	$959.2
Revenues by Geographic Area
A summary of revenues based on the country to which the product was delivered and reconciliation of disaggregated revenue by segment follows:

	Three Months Ended March 31, 2021
(in millions)	CCM	CIT	CFT	Total
United States	$626.3	$111.5	$30.6	$768.4
International:
Europe	60.6	14.4	12.5	87.5
Asia	3.9	20.6	19.2	43.7
North America (excluding U.S.)	23.6	4.5	2.5	30.6
Middle East and Africa	3.4	2.6	0.4	6.4
Other	1.5	2.2	0.6	4.3
Total international	93.0	44.3	35.2	172.5
Total revenues	$719.3	$155.8	$65.8	$940.9

	Three Months Ended March 31, 2020
(in millions)	CCM	CIT	CFT	Total
United States	$596.9	$161.4	$28.3	$786.6
International:
Europe	51.1	19.3	10.4	80.8
Asia	3.3	18.4	16.9	38.6
North America (excluding U.S.)	19.6	12.4	2.0	34.0
Middle East and Africa	3.9	4.9	0.5	9.3
Other	1.6	8.1	0.2	9.9
Total international	79.5	63.1	30.0	172.6
Total revenues	$676.4	$224.5	$58.3	$959.2